FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 24,631	$ 24,027	$ 19,926
Marketable securities	297	4,981	41,590
Total assets	24,928	29,008	61,516
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	24,631	23,133	19,926
Marketable securities	0	0	0
Total assets	24,631	23,133	19,926
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	894	0
Marketable securities	297	4,981	41,590
Total assets	297	5,875	41,590
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Marketable securities	0	0	0
Total assets	$ 0	$ 0	$ 0